Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Nov. 14, 2018
C000222207 [Member]
Account Value [Line Items]
Accumulated Value	$ 17,720	$ 14,773	$ 14,701	$ 14,047	$ 13,078	$ 12,712	$ 13,862	$ 13,997	$ 13,093	$ 13,134	$ 11,889	$ 9,606	$ 10,509	$ 10,112	$ 10,000
Solactive US Aggregate Bond Index ($11,663) [Member]
Account Value [Line Items]
Accumulated Value	11,663	11,313	11,387	10,826	10,236	10,684	10,185	11,268	11,965	11,685	12,029	11,639	11,159	10,552	10,000
Solactive GBS Global Markets All Cap USD Index ($22,857) [Member]
Account Value [Line Items]
Accumulated Value	22,857	18,956	19,486	17,777	14,837	14,457	12,307	15,616	15,630	14,725	12,083	9,290	10,963	10,591	10,000
60% Dow Jones Global Index/40% ICE BofA 0-3 Month Treasury ($17,996) [Member]
Account Value [Line Items]
Accumulated Value	$ 17,966	$ 15,938	$ 16,029	$ 15,008	$ 13,299	$ 12,953	$ 11,631	$ 13,343	$ 13,312	$ 12,836	$ 11,423	$ 9,767	$ 10,680	$ 10,404	$ 10,000